Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 16 — LOSS PER SHARE:

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to the Company’s owners by the weighted average number of ordinary shares in issue.

	Year ended December 31,
	2023	2022	2021
Net loss attributable to Company’s owners	$(60,776)	$(113,243)	(61,798)

The weighted average of the number of ordinary shares (in thousands)	56,368	52,235	48,216
Basic and diluted loss per share	$(1.08)	$(2.17)	(1.28)

For the calculation of loss per share, the Company used the net loss attributable to Company’s owners divided by the weighted average number of the Company’s ordinary shares for the years ended December 31, 2023, 2022 and 2021.

b.	Diluted

As of December 31, 2023, and 2022, the Company had 4,455,301 and 2,312,443 outstanding warrants, respectively, and 5,171,394 and 5,065,910 outstanding options, respectively. These warrants and awards were not considered when calculating diluted loss per share since their effect is anti-dilutive. In addition, contingently issuable ordinary shares that are issuable based on certain conditions (see Note 3) were not included in the potential dilutive shares in calculating the diluted loss per share.